Segmental and Geographical Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer
Disclosure Of Operating Segments [Line Items]
Number of reportable operating segments | Segment	3
Number of operating segments | Segment	0
Concentration risk, number of customers accounted for more than 10% of revenue | Customer	0	0	0
Percentage of concentration risk	10.00%
Revenue	$ 1,673,922,000	$ 1,021,037,000	$ 602,384,000
Non-current assets excluding deferred tax assets	1,616,315,000	1,577,225,000
Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue	1,673,922,000	1,021,037,000	602,384,000
Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue	1,673,922,000	1,021,037,000	602,384,000
Cayman Islands
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets
Cayman Islands | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue	37,000	16,000	8,000
Cayman Islands | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue